Annual Operating Expenses {- Fidelity® OTC Portfolio} - 07.31 Fidelity OTC Portfolio K PRO-07 - Fidelity® OTC Portfolio - Fidelity OTC Portfolio-Class K	Sep. 29, 2021
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.66%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%
Total annual operating expenses	0.72%